Average Annual Total Returns		12 Months Ended	31 Months Ended
	Jul. 29, 2025	Dec. 31, 2024	Dec. 31, 2024
SEI Enhanced U.S. Large Cap Quality Factor ETF | SEI Enhanced U.S. Large Cap Quality Factor ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		16.16%	15.08%
Performance Inception Date	May 18, 2022
SEI Enhanced U.S. Large Cap Quality Factor ETF | SEI Enhanced U.S. Large Cap Quality Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		15.87%	14.76%
SEI Enhanced U.S. Large Cap Quality Factor ETF | SEI Enhanced U.S. Large Cap Quality Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.74%	11.73%
SEI Enhanced U.S. Large Cap Quality Factor ETF | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	18.51%
SEI Enhanced U.S. Large Cap Quality Factor ETF | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%	18.36%
SEI Enhanced U.S. Large Cap Momentum Factor ETF | SEI Enhanced U.S. Large Cap Momentum Factor ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		38.94%	18.95%
Performance Inception Date	May 18, 2022
SEI Enhanced U.S. Large Cap Momentum Factor ETF | SEI Enhanced U.S. Large Cap Momentum Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		38.77%	18.67%
SEI Enhanced U.S. Large Cap Momentum Factor ETF | SEI Enhanced U.S. Large Cap Momentum Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		23.16%	14.81%
SEI Enhanced U.S. Large Cap Momentum Factor ETF | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	18.51%
SEI Enhanced U.S. Large Cap Momentum Factor ETF | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%	18.36%
SEI Enhanced U.S. Large Cap Value Factor ETF | SEI Enhanced U.S. Large Cap Value Factor ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.70%	13.85%
Performance Inception Date	May 18, 2022
SEI Enhanced U.S. Large Cap Value Factor ETF | SEI Enhanced U.S. Large Cap Value Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		19.18%	13.25%
SEI Enhanced U.S. Large Cap Value Factor ETF | SEI Enhanced U.S. Large Cap Value Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.95%	10.69%
SEI Enhanced U.S. Large Cap Value Factor ETF | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	18.51%
SEI Enhanced U.S. Large Cap Value Factor ETF | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%	18.36%
SEI Enhanced Low Volatility U.S. Large Cap ETF | SEI Enhanced Low Volatility U.S. Large Cap ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.81%	8.53%
Performance Inception Date	May 18, 2022
SEI Enhanced Low Volatility U.S. Large Cap ETF | SEI Enhanced Low Volatility U.S. Large Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.30%	8.00%
SEI Enhanced Low Volatility U.S. Large Cap ETF | SEI Enhanced Low Volatility U.S. Large Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.08%	6.53%
SEI Enhanced Low Volatility U.S. Large Cap ETF | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	18.51%
SEI Enhanced Low Volatility U.S. Large Cap ETF | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%	18.36%